Consolidated Statements Of Income (Parenthetical) (USD $) In Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements Of Income
Cost of products sold, depreciation	$ 1.9	$ 1.9	$ 3.6	$ 3.9	$ 7.7	$ 9.2	$ 11.2